CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net (loss)/income	¥ 105,898	$ 14,507	¥ (27,046)	¥ (134,251)
Adjustments to reconcile net (loss)/income to net cash used in operating activities:
Depreciation and amortization expenses	3,610	495	4,416	4,457
Share-based compensation expenses	2,067	283	4,306	6,578
Allowance for credit losses	913	125	1,926	1,976
Provision for other assets	5,004	685	783	2,724
Investment income	(48,901)	(6,699)	(14,792)	(23,386)
Investment impairment loss	3,918	537		17,798
Impairment of goodwill and intangible assets acquired from business combination				13,327
Foreign exchange gain and loss	79	11	(34)	(139)
Deferred income tax	(184)	(25)	(271)	(918)
Gain on disposal of property and equipment	(804)	(110)	(16)	(173)
Changes in operating assets and liabilities:
Accounts receivable, net	8,514	1,166	21,668	(16,793)
Prepayments and other current assets	(29,644)	(4,061)	(11,355)	3,413
Other non-current assets	1,684	231	2,350	4,368
Accounts payable	8,717	1,194	9,811	(6,293)
Advance from customers	6,161	844	5,876	(350)
Amount due to related parties	2,619	359	(2,911)	(15,736)
Tax payable	616	84	1,111	(245)
Accrued expenses and other current liabilities	10,128	1,388	9,857	(10,722)
Other non-current liabilities	(637)	(87)	(1,413)	(230)
Net cash (used in)/provided by operating activities	79,758	10,927	4,266	(154,595)
Cash flows from investing activities:
Proceeds from maturity of short-term investments				32,101
Purchases of short-term investments				(30,000)
Purchases of intangible assets, property and equipment	(7,188)	(985)	(2,057)	(1,806)
Proceeds from sale of property and equipment and intangible assets	895	123	1,750	191
Cash paid for other non-current assets	(48,800)	(6,686)	(2,524)
Cash received from long-term investments	5,850	801
Maturity of time deposits	32,426	4,442
Purchase of restricted time deposits			(10,016)	(45,486)
Maturity of restricted time deposits	20,277	2,778	1,637
Cash received from disposal of subsidiaries, net of cash disposed	31,367	4,297	11,778	5,074
Net cash (used in)/ provided by investing activities	34,827	4,770	568	(39,926)
Cash flows from financing activities:
Proceeds from short-term borrowings	220,975	30,273	256,012	253,481
Repayment of short-term borrowings	(254,751)	(34,901)	(273,281)	(181,853)
Proceeds from employees exercising stock options	13	2	33	143
Share repurchase	(11,266)	(1,543)
Purchase of additional shares held by noncontrolling interests shareholder				(8,702)
Net cash provided by/(used in) financing activities	(45,029)	(6,169)	(17,236)	63,069
Effect of exchange rate changes on cash and cash equivalents and restricted cash	1,662	229	4,056	33,265
Net (decrease)/increase in cash and cash equivalents and restricted cash	71,218	9,757	(8,346)	(98,187)
Cash and cash equivalents and restricted cash at beginning of the year	347,373	47,590	355,719	453,906
Cash and cash equivalents at beginning of the year	344,569	47,206	346,539	444,933
Restricted cash at beginning of the year	2,804	384	9,180	8,973
Cash and cash equivalents and restricted cash at end of the year	418,591	57,347	347,373	355,719
Cash and cash equivalents at end of the year	418,591	57,347	344,569	346,539
Restricted cash at end of the year			2,804	9,180
Supplemental disclosures of cash flow information:
Cash paid for interest expense	(8,319)	(1,140)	(9,518)	(8,337)
Non-cash investing and financing activities:
Deemed dividends to RONG360 in connection with the share-based awards granted to employees of Non-platform business (Note 17)	¥ 5	$ 1	28	¥ 17
Restricted time deposits transferred to time deposits			¥ 31,949